COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2024 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2025	¥ 23,956,141	$ 3,296,475
Total minimum payments required	¥ 23,956,141	$ 3,296,475